Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Bank
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE AG
Entity Central Index Key	0001053092
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2